Significant Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Key Management Personnel Compensation

c.	Key management personnel compensation

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Short-term employee benefits	$271,554	$387,294	$271,135
Post-employment benefits	3,478	4,660	2,406
Termination benefits	6,957	—	3,415
Share-based payment	68	293,857	62,203
Others	294	435	578

Total	$282,351	$686,246	$339,737

Subsidiaries [member]
Statement [Line Items]
Significant Transactions Between the Company and Related Parties
a.	Significant intercompany transactions between consolidated entities were as follows:
For the year ended December 31, 2017

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$59,968,172		Net 60 days

UMC	UMC-USA	Accounts receivable	6,737,723		—

UMC	UMC GROUP JAPAN	Sales	4,212,523		Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	659,488		—

UMC	USCXM	Sales	998,899 (Note C	)	Net 30 days

UMC	USCXM	Accounts receivable	4,790,930		—

UMC	USCXM	Loan receivable	3,924,360		—

HJ	UMC-USA	Sales	214,147		Net 60 days

HJ	UMC-USA	Accounts receivable	35,498		—

HJ	UMC GROUP JAPAN	Sales	223,740		Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	43,332		—

USCXM	UMC-USA	Sales	241,220		Net 60 days

USCXM	UMC-USA	Accounts receivable	141,272		—

For the year ended December 31, 2018

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$57,107,585		Net 60 days

UMC	UMC-USA	Accounts receivable	7,312,272		—

UMC	UMC GROUP JAPAN	Sales	4,159,637		Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	905,048		—

UMC	USCXM	Sales	1,356,567 (Note C	)	Net 30 days

UMC	USCXM	Accounts receivable	48,163		—

USCXM	UMC-USA	Sales	698,988		Net 60 days

USCXM	UMC-USA	Accounts receivable	120,678		—

HJ	UMC-USA	Sales	307,471		Net 60 days

HJ	UMC-USA	Accounts receivable	35,161		—

HJ	UMC GROUP JAPAN	Sales	272,218		Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	61,971		—
For the year ended December 31, 2019

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$47,736,335		Net 60 days

UMC	UMC-USA	Accounts receivable	5,937,706		—

UMC	UMC GROUP JAPAN	Sales	3,933,964		Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	608,622		—

UMC	USCXM	Sales	1,209,310 (Note C	)	Net 30 days

UMC	USCXM	Accounts receivable	31,334		—

UMC	USCXM	Loan receivable	1,201,200		—

USCXM	UMC-USA	Sales	745,226		Net 60 days

USCXM	UMC-USA	Accounts receivable	33,242		—

HJ	UMC-USA	Sales	152,012		Net 60 days

HJ	UMC-USA	Accounts receivable	21,138		—

HJ	UMC GROUP JAPAN	Sales	250,736		Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	51,150		—

Note A:	The significant intercompany transactions listed above include downstream transactions.

Note B:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note C:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.35 billion, which was recognized as deferred revenue to be realized over time.

Other related parties [member]
Statement [Line Items]
Significant Transactions Between the Company and Related Parties
(ii)	Operating revenues

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$1,357,720	$1,291,398	$1,532,339
Joint ventures	12,465	4,277	—
Others	30,417	27,881	45,523

Total	$1,400,602	$1,323,556	$1,577,862

(iii)	Accounts receivable, net

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates	$134,646	$278,702
Others	4,266	11,243

Total	$138,912	$289,945

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection period for domestic sales to related parties was month-end
30~60 days, while the collection period for overseas sales was net 30~60 days.

(iv)	Refund liabilities (classified under other current liabilities)

	As of December 31,
	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates	$1,287	$7,880
Others	71	48

Total	$1,358	$7,928

(v)	Significant asset transactions
Acquisition of financial assets at fair value through profit or loss – noncurrent
For the years ended December 31, 2017 and 2018: None.

			For the year ended December 31, 2019
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	500	Stock of MATERIALS ANALYSIS TECHNOLOGY INC.	$32,923
Associates	1,900	Stock of GEAR RADIO LTD.	37,211

Total			$70,134

Acquisition of investments accounted for under the equity method
For the year ended December 31, 2017: None.

			For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	84,000	Stock	$840,000

			For the year ended December 31, 2019
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	72,000	Stock	$720,000

Acquisition of intangible assets

	Purchase price
	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$322,808	$200,610	$339,463

Disposal of subsidiary
For the years ended December 31, 2017 and 2019: None.

For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Proceeds	Disposal (loss) gain
			NT$	NT$
			(In Thousands)	(In Thousands)
Others	46,168	Stock of UNISTARS CORPORATION	$4,617	$(31,856)

Disposal of financial assets

For the year ended December 31, 2017
	Trading Volume (In thousands of shares)	Transaction underlying	Proceeds	Disposal (loss) gain
			NT$	NT$
			(In Thousands)	(In Thousands)
Others	6,489	Stock of ASIA PACIFIC MICROSYSTEMS, INC.	$50,745	$(13,753)

For the years ended December 31, 2018 and 2019: None.

(vi)	Others
Mask expenditure

	For the years ended December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$994,710	$1,750,088	$2,346,263

Other payables of mask expenditure

	As of December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$580,789	$571,036	$683,892